INTERIM CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenues:
Search	$ 189,346	$ 137,263
Advertising and other	35,012	23,187
Total revenues	224,358	160,450
Costs and Expenses:
Cost of revenues	12,963	2,954
Customer acquisition costs	115,542	81,975
Research and development	23,959	10,243
Selling and marketing	10,509	4,948
General and administrative	19,955	6,053
Total costs and expenses	182,928	106,173
Income from operations	41,430	54,277
Financial income (expense), net	(867)	1,412
Income before taxes on income	40,563	55,689
Taxes on income	9,060	8,751
Net income from continuing operations	31,503	46,938
Net loss from discontinued operations		(14,901)
Net income	$ 31,503	$ 32,037
Net earnings per share - Basic:
Continuing operations	$ 0.47	$ 0.87
Discontinued operations		$ (0.28)
Net earnings per share - Diluted:
Continuing operations	$ 0.46	$ 0.86
Discontinued operations		$ (0.28)
Number of shares - Basic:
Continuing and discontinued operations	67,325,808	53,906,484
Number of shares - Diluted:
Continuing operations	69,040,368	54,705,799
Discontinued operations		53,906,484